Income Taxes - (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Line Items]
Income statutory corporate tax rate	27.00%
Non-capital loss carry-forwards	$ 89.2	$ 72.7
US Federal net operating losses	5.4	7.5
State net operating losses	$ 2.7	$ 3.7